OPERATING LEASES (Details) - Schedule of other information related to operating leases - USD ($)	12 Months Ended
	Jul. 31, 2026	Jul. 31, 2025
Operating Leases
Operating cash flows from operating leases	$ 2,237,257	$ 2,167,284